Investments in Associates and Other Companies (Tables)	12 Months Ended
Dec. 31, 2023
Investments in Associates and Other Companies [Abstract]
Schedule of Investments in Associates and Other	Investments in associates and other companies are shown in the following table:
	Ownership interest As of December 31,			Carrying value As of December 31,			Profit and loss As of December 31,
	2023%	2022%	2021%	2023 MCh$	2022 MCh$	2021 MCh$	2023 MCh$	2022 MCh$	2021 MCh$
Redbanc S.A. (*)	33.43	33.43	33.43	4,168	3,800	3,321	255	572	472
Transbank S.A. (*)	25.00	25.00	25.00	32,736	27,732	21,288	5,007	6,508	(3,046)
Centro de Compensación Automatizado S.A.	33.33	33.33	33.33	4,863	5,172	3,664	1,689	1,567	876
Sociedad Interbancaria de Depósito de Valores S.A.	29.29	29.29	29.29	2,615	1,949	1,769	505	442	344
Cámara de Compensación de Alto Valor S.A.	15.00	15.00	15.00	1,199	1,110	1,008	88	140	58
Administrador Financiero del Transantiago S.A.	20.00	20.00	20.00	4,285	3,169	3,134	726	804	437
Servicios de Infraestructura de Mercado OTC S.A.	12.48	12.48	12.48	1,824	1,682	1,561	134	109	33
Subtotal				51,690	44,614	35,745	8,404	10,142	(826)
Shares or rights in other companies
Bladex				-	-	-		-	188
Stock Exchanges				3,575	1,964	1,941	349	168	163
Others				19	8	8	10	-	-
Total				55,284	46,586	37,694	8,763	10,310	(475)
(*)	In December 2021, the Bank reclassified its participation in Redbanc S.A. and Transbank S.A. as Investment in associates, after its prior decision to classify them as “Non-current assets held for sale and discontinued operations”, due to lack of buyers. See Note 1 v) and Note 39.

Schedule of Fair Value of these Equity Investments	The fair value of these equity investments is as follows:
	December 31,
	2023	2022
	MCh$	MCh$
Stock exchange	3,575	1,964
Others	19	8
Total	3,594	1,972

Schedule of Financial Information of Associates	Summary of financial information of associates as of and for the years ended December 31, 2023, 2022 and 2021:
	As of December 31,
	2023				2022				2021
	Assets	Liabilities	Equity	Net income	Assets	Liabilities	Equity	Net income	Assets	Liabilities	Equity	Net income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Redbanc S.A.	27,330	14,862	11,712	756	30,518	19,150	9,657	1,711	28,410	18,475	8,522	1,413
Transbank S.A.	1,409,045	1,278,102	111,143	19,800	14,982,071	13,872,786	848,977	260,308	1,317,587	1,232,689	97,337	(12,439)
Centro de Compensación Automatizado S.A.	17,362	3,280	9,024	5,058	19,342	4,295	10,345	4,702	13,247	2,519	8,100	2,628
Sociedad Interbancaria de Depósito de Valores S.A.	8,389	-	7,205	1,184	7,717	463	5,746	1,508	6,676	358	5,143	1,175
Cámara de Compensación de Alto Valor S.A.	9,167	1,343	7,252	572	8,357	1,004	6,423	930	7,569	931	6,246	392
Administrador Financiero del Transantiago S.A.	67,582	47,241	16,725	3,616	60,738	40,113	16,604	4,021	54,437	35,279	17,233	1,925
Servicios de Infraestructura de Mercado OTC S.A.	32,888	18,578	13,250	1,060	16,631	3,418	13,210	3	35,640	23,023	12,246	371
Total	1,571,763	1,363,406	176,311	32,046	15,125,374	13,941,229	910,962	273,183	1,463,566	1,313,274	154,827	(4,535)

Schedule of Activity with Respect to Investments in Other Companies	Activity with respect to investments in other companies in 2023, 2023 and 2022 is as follows:
	As of December 31,
	2023	2022	2021
	MCh$	MCh$	MCh$

Opening balance as of January 1,	46,586	37,694	12,987
Acquisition of investments	-	-	27,233
Sale of investments	-	-	(136)
Participation in income	8,404	10,310	(475)
Dividends received	(2,944)	526	506
Other adjustments	3,238	(1,944)	(2,421)
Closing balances as of December 31,	55,284	46,586	37,694